COMMITMENTS AND CONTINGENT LIABILITIES (Annual Minimum Future Rental Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2017	$ 598
2018	148
2019	22
Operating Leases, Future Minimum Payments Due, Total	768
Lease expenses	$ 707	$ 761	$ 754